Disclosure of detailed information about analysis of the maturity of the trade payables (Details) - Liquidity risk - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 840,324	$ 1,216,678
Less than 30 days past billing date
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	87,356	191,937
31 to 90 days past billing date
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	12,837	367,988
Over 90 days past billing date
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 740,131	$ 656,753